Leases 2 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 75,539
Operating cash outflows from finance leases	1,051
Financing cash outflows from finance leases	2,826
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	24,834
Finance leases	$ 705